Fair Value of Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Summary of quantitative information about the significant unobservable inputs used in Level 3 fair value measurements
The following table summarizes the Company’s assets and liabilities measured at fair value as of December 31, 2021.

($ in millions)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Counterparty and cash collateral netting	Total
Assets
Fixed income securities:
U.S. government and agencies	$416	$70	$—		$486
Municipal	—	815	1		816
Corporate - public	—	10,808	—		10,808
Corporate - privately placed	—	3,804	25		3,829
Foreign government	—	12	—		12
ABS	—	1,208	—		1,208
MBS	—	778	—		778
Total fixed income securities	416	17,495	26		17,937
Equity securities	—	—	11		11
Short-term investments	1,035	—	—		1,035
Other investments: Free-standing derivatives	—	140	—	$—	140
Separate account assets	3,021	—	—		3,021
Total recurring basis assets	$4,472	$17,635	$37	$—	$22,144
% of total assets at fair value	20.2%	79.6%	0.2%	—%	100.0%

Investments reported at NAV					—
Total					$22,144

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$(427)		$(427)
Funds withheld payable to affiliate	—	(112)	—		(112)
Other liabilities: Free-standing derivatives	—	(86)	—	$—	(86)
Total recurring basis liabilities	$—	$(198)	$(427)	$—	$(625)
% of total liabilities at fair value	—%	31.7%	68.3%	—%	100.0%
The following table summarizes the Company’s assets and liabilities measured at fair value as of December 31, 2020.

($ in millions)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Counterparty and cash collateral netting	Total
Assets
Fixed income securities:
U.S. government and agencies	$784	$321	$—		$1,105
Municipal	—	1,958	49		2,007
Corporate - public	—	14,535	31		14,566
Corporate - privately placed	—	5,622	68		5,690
Foreign government	—	96	—		96
ABS	—	419	5		424
MBS	—	19	—		19
Total fixed income securities	784	22,970	153		23,907
Equity securities	1,408	14	114		1,536
Short-term investments	601	373	—		974
Other investments: Free-standing derivatives	—	190	—	$(6)	184
Separate account assets	3,294	—	—		3,294
Total recurring basis assets	$6,087	$23,547	$267	$(6)	$29,895
% of total assets at fair value	20.3%	78.8%	0.9%	—%	100%

Investments reported at NAV					763
Total					$30,658

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$(516)		$(516)
Other liabilities: Free-standing derivatives	—	(119)	—	$9	(110)
Total recurring basis liabilities	$—	$(119)	$(516)	$9	$(626)
% of total liabilities at fair value	—%	19.0%	82.4%	(1.4)%	100%

The following table summarizes quantitative information about the significant unobservable inputs used in Level 3 fair value measurements.

($ in millions)	Fair value	Valuation technique	Unobservable input	Range	Weighted average
December 31, 2021
Derivatives embedded in life and annuity contracts – Equity-indexed and forward starting options	$(404)	Stochastic cash flow model	Projected option cost	1.0 - 4.2%	2.89%
December 31, 2020
Derivatives embedded in life and annuity contracts – Equity-indexed and forward starting options	$(483)	Stochastic cash flow model	Projected option cost	1.0 - 4.2%	2.80%

Schedule of rollforward of Level 3 assets and liabilities held at fair value on a recurring basis
The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2021.

($ in millions)		Total gains (losses) included in:
	Balance as of December 31, 2020	Net income	OCI	Transfers into Level 3	Transfers out of Level 3	Purchases	Sales	Sold in ALNY disposition	Issues	Settlements	Balance as of December 31, 2021
Assets
Fixed income securities:
Municipal	$49	$3	$(2)	$1	$(15)	$—	$(19)	$(16)	$—	$—	$1
Corporate - public	31	—	(2)	—	(37)	18	(1)	(7)	—	(2)	—
Corporate - privately placed	68	1	(1)	13	(18)	—	(30)	(5)	—	(3)	25
ABS	5	—	1	—	(6)	—	—	—	—	—	—
MBS	—	—	—	—	—	—	—	—	—	—	—
Total fixed income securities	153	4	(4)	14	(76)	18	(50)	(28)	—	(5)	26
Equity securities	114	11	—	—	—	—	(114)	—	—	—	11
Free-standing derivatives, net	—	—	—	—	—	—	—	—	—	—	—
Total recurring Level 3 assets	$267	$15	$(4)	$14	$(76)	$18	$(164)	$(28)	$—	$(5)	$37
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$(516)	$81	$—	$—	$20	$—	$—	$—	$(33)	$21	$(427)
Total recurring Level 3 liabilities	$(516)	$81	$—	$—	$20	$—	$—	$—	$(33)	$21	$(427)

The following table presents the total Level 3 gains (losses) included in net income for the year ended December 31, 2021.

($ in millions)	Net investment income	Net gains and losses on investments and derivatives	Contract benefits	Interest credited to contractholder funds	Total
Components of net income	$2	$13	$10	$71	$96
The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2020.

($ in millions)		Total gains (losses) included in:
	Balance as of December 31, 2019	Net income	OCI	Transfers into Level 3	Transfers out of Level 3	Purchases	Sales	Issues	Settlements	Balance as of December 31, 2020
Assets
Fixed income securities:
Municipal	$40	$1	$2	$20	$(11)	$—	$(1)	$—	$(2)	$49
Corporate - public	25	—	—	—	—	7	—	—	(1)	31
Corporate - privately placed	122	2	(7)	32	(32)	8	(55)	—	(2)	68
ABS	16	—	—	—	—	—	(10)	—	(1)	5
MBS	5	1	(2)	—	—	—	(3)	—	(1)	—
Total fixed income securities	208	4	(7)	52	(43)	15	(69)	—	(7)	153
Equity securities	116	(3)	—	—	—	9	(8)	—	—	114
Free-standing derivatives, net	—	—	—	—	—	—	—	—	—	—
Total recurring Level 3 assets	$324	$1	$(7)	$52	$(43)	$24	$(77)	$—	$(7)	$267
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$(427)	$(24)	—	$(54)	$—	$—	$—	$(34)	$23	$(516)
Total recurring Level 3 liabilities	$(427)	$(24)	$—	$(54)	$—	$—	$—	$(34)	$23	$(516)

The following table presents the total Level 3 gains (losses) included in net income for the year ended December 31, 2020.

($ in millions)	Net investment income	Net gains and losses on investments and derivatives	Contract benefits	Interest credited to contractholder funds	Total
Components of net income	$(8)	$9	$(1)	$(23)	$(23)
The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2019.

($ in millions)		Total gains (losses) included in:
	Balance as of December 31, 2018	Net income	OCI	Transfers into Level 3	Transfers out of Level 3	Purchases	Sales	Issues	Settlements	Balance as of December 31, 2019
Assets
Fixed income securities:
Municipal	$39	$—	$4	$—	$—	$—	$(1)	$—	$(2)	$40
Corporate - public	33	—	—	5	(38)	32	(2)	—	(5)	25
Corporate - privately placed	97	(1)	1	43	(1)	4	(13)	—	(8)	122
ABS	22	1	(1)	—	(30)	36	(6)	—	(6)	16
MBS	—	—	(1)	6	—	—	—	—	—	5
Total fixed income securities	191	—	3	54	(69)	72	(22)	—	(21)	208
Equity securities	129	15	—	—	—	10	(38)	—	—	116
Free-standing derivatives, net	1	(1)	—	—	—	—	—	—	—	—
Total recurring Level 3 assets	$321	$14	$3	$54	$(69)	$82	$(60)	$—	$(21)	$324
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$(223)	$(52)	$—	$(154)	$—	$—	$—	$(10)	$12	$(427)
Total recurring Level 3 liabilities	$(223)	$(52)	$—	$(154)	$—	$—	$—	$(10)	$12	$(427)

The following table presents the total Level 3 gains (losses) included in net income for the year ended December 31, 2019.

($ in millions)	Net investment income	Net gains and losses on investments and derivatives	Contract benefits	Interest credited to contractholder funds	Total
Components of net income	$(2)	$16	$7	$(59)	$(38)

Schedule of change in unrealized gains and losses included in net income for Level 3 assets and liabilities held
The table below provides valuation changes included in net income and OCI for Level 3 assets and liabilities held as of December 31.

($ in millions)	2021	2020	2019
Assets
Fixed income securities:
Municipal	$1	$1	$1
Corporate - public	—	—	—
Corporate - privately placed	2	2	—
Total fixed income securities	3	3	1
Equity securities	1	(3)	2
Free-standing derivatives, net	—	—	(1)
Total recurring Level 3 assets	$4	$—	$2
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$81	$(24)	$(52)
Total recurring Level 3 liabilities	$81	$(24)	$(52)
Total included in net income	$85	$(24)	$(50)

Components of net income
Net investment income	$3	$(8)	$(2)
Net gains (losses) on investments and derivatives	1	8	4
Contract benefits	10	(1)	7
Interest credited to contractholder funds	71	(23)	(59)
Total included in net income	$85	$(24)	$(50)

Assets
Municipal	$(1)
Corporate - public	(1)
Corporate - privately placed	(1)
ABS	1
Changes in unrealized net capital gains and losses reported in OCI	$(2)

Schedule of carrying values and fair value estimates of financial instruments not carried at fair value
Presented below are the carrying values and fair value estimates of financial instruments not carried at fair value.

($ in millions)		December 31, 2021		December 31, 2020
Financial assets	Fair value level	Amortized cost, net	Fair value	Amortized cost, net	Fair value
Mortgage loans	Level 3	$2,951	$3,063	$3,359	$3,587
Directly originated corporate loans	Level 3	937	944	—	—
Aviation loans	Level 3	197	203	—	—
Bank loans	Level 3	108	110	245	250
Agent loans	Level 3	—	—	631	634

Financial liabilities	Fair value level	Carrying value (1)	Fair value	Carrying value (1)	Fair value
Contractholder funds on investment contracts	Level 3	$5,768	$6,233	$7,764	$9,058
Liability for collateral	Level 2	—	—	334	334
Notes due to related parties	Level 3	—	—	214	225
____________________
(1)Represents the amounts reported on the Consolidated Statements of Financial Position.